Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Lease Expense
The components of lease cost were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Finance lease cost:
Amortization of right-of-use assets	$1,973	$255	$3,440	$456
Interest on lease liabilities	822	69	1,397	119
Operating lease cost	272	227	534	612
Variable lease cost	87	159	298	342
Short-term lease cost	6,571	2,261	12,362	3,390

Total lease cost	$9,725	$2,971	$18,031	$4,919

Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow and other information related to leases were as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$289	$285	$575	$726
Operating cash outflows from finance leases	$822	$70	$1,397	$119
Financing cash outflows from finance leases	$962	$218	$1,700	$393
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$559	$—	$559	$5,384
Finance leases	$13,274	$—	$20,876	$3,951

Schedule of Lease Terms and Discount Rates
Lease terms and discount rates as of June 30, 2023 and December 31, 2022 are as follows:

	June 30, 2023	December 31, 2022
Weighted-average remaining lease term:
Operating leases	4.1 years	4.5 years
Finance leases	5.1 years	5.3 years
Weighted-average discount rate:
Operating leases	4.7%	4.3%
Finance leases	9.4%	9.4%

Schedule of Future Minimum Lease Commitments of Operating and Finance Leases Liabilities
Future minimum lease commitments as of June 30, 2023 are as follows (in thousands):

	Finance	Operating
Remainder of 2023	$5,089	$737
2024	10,255	1,443
2025	10,168	1,474
2026	10,168	1,414
2027	6,458	815
Thereafter	7,689	11

Total lease payments	49,827	5,894
Less imputed interest	10,497	527

Total	$39,330	$5,367

Schedule Of Supplemental Balance Sheet Related To Lease
Supplemental balance sheet information related to our leases as of June 30,
2023
and December 31,
2022
was as follows (in thousands):

	Classification	June 30, 2023	December 31, 2022
Operating Leases
Current operating lease liabilities	Other current liabilities	$1,205	$1,082
Noncurrent operating lease liabilities	Other long-term liabilities	$4,162	$4,287
Finance Leases
Current finance lease liabilities	Other current liabilities	$6,851	$3,213
Noncurrent finance lease liabilities	Other long-term liabilities	$32,479	$16,942

Atlas Sand Company LLC [Member]
Schedule of Lease Expense
The components of lease expense for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Finance lease cost:
Amortization of right-of-use assets	$2,027
Interest on lease liabilities	666
Operating lease cost	1,085
Variable lease cost	706
Short-term lease cost	12,576

Total lease cost	$17,060

Schedule of Supplemental Cash Flow and Other Information Related to Leases
Supplemental cash flow and other information related to leases for the year ended December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$1,305
Operating cash outflows from finance leases	$666
Financing cash outflows from finance leases	$1,010
Right-of-use assets obtained in exchange for new lease liabilities:
Operating leases	$6,245
Finance leases	$21,201

Schedule of Lease Terms and Discount Rates	Lease terms and discount rates as of December 31, 2022 are as follows (in thousands):

Year Ended December 31, 2022
Weighted-average remaining lease term:
Operating leases	4.5 years
Finance leases	5.3 years
Weighted-average discount rate:
Operating leases	4.3%
Finance leases	9.4%

Schedule of Future Minimum Lease Commitments of Operating and Finance Leases Liabilities
Future minimum lease commitments as of December 31, 2022 are as follows (in thousands):

	Finance	Operating
2023	$4,976	$1,291
2024	5,051	1,312
2025	4,964	1,342
2026	4,964	1,281
2027	2,876	681
Thereafter	3,015	—

Total lease payments	25,846	5,907
Less imputed interest	(5,691)	(538)

Total	$20,155	$5,369

Schedule Of Supplemental Balance Sheet Related To Lease
Supplemental balance sheet information related to the Company’s leases as of December 31, 2022 was as follows (in thousands):

	Classification	December 31, 2022
Operating Leases
Current operating lease liabilities	Other current liabilities	$1,082
Noncurrent operating lease liabilities	Other long-term liabilities	$4,287
Finance Leases
Current finance lease liabilities	Other current liabilities	$3,213
Noncurrent finance lease liabilities	Other long-term liabilities	$16,942